Employee Retirement and Severance Benefits - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Benefits Disclosure [Line Items]
Multiemployer pension plan contribution	¥ 2,815
Defined contribution pension plans	15,077	14,383	13,021
Japanese Plans
Employee Benefits Disclosure [Line Items]
Fair Value of plan assets	622,121	581,996	495,452
Contribution in defined benefit pension plan	14,674
Japanese Plans | Fair Value, Inputs, Level 3
Employee Benefits Disclosure [Line Items]
Fair Value of plan assets	1,600	818
Japanese Plans | Equity Securities
Employee Benefits Disclosure [Line Items]
Invested in other plan assets	20.00%
Japanese Plans | Debt Securities
Employee Benefits Disclosure [Line Items]
Invested in other plan assets	55.00%
Japanese Plans | Life Insurance
Employee Benefits Disclosure [Line Items]
Invested in other plan assets	25.00%
Foreign Plans
Employee Benefits Disclosure [Line Items]
(Gain) loss on curtailments and settlements	(9,370)	146
Fair Value of plan assets	221,421	360,527	249,534
Contribution in defined benefit pension plan	¥ 11,583
Foreign Plans | Equity Securities
Employee Benefits Disclosure [Line Items]
Invested in other plan assets	30.00%
Foreign Plans | Debt Securities
Employee Benefits Disclosure [Line Items]
Invested in other plan assets	50.00%
Foreign Plans | Real estate assets
Employee Benefits Disclosure [Line Items]
Invested in other plan assets	20.00%